Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule Of Reconciliation Of Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the condensed consolidated statements of cash flows (in thousands):

	For the Six Months Ended June 30,
	2023	2022
Cash and cash equivalents	$228,265	$65,642
Restricted cash	665	831

Total cash, cash equivalents, and restricted cash presented in the condensed consolidated statements of cash flows	$228,930	$66,473

The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the consolidated statements of cash flows for the years ended December 31, (in thousands):

	2022	2021
Cash and cash equivalents	$55,610	$170,064
Restricted cash	831	842

Total cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows	$56,441	$170,906

Schedule Of Property Plant And Equipment Useful Life	Depreciation is calculated over their estimated useful lives as follows:

Laboratory equipment	5 years
Computer, software and office equipment	3 - 8 years
Furniture and fixtures	5 years

Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Net Loss Per Ordinary Share
Potentially dilutive securities are excluded from the calculation of diluted net loss per share as their effect is anti-dilutive. For the periods presented, the following table presents potentially dilutive securities, excluded from the computation of diluted net loss per ordinary share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Outstanding stock options	45,302,442	39,829,831	45,302,442	39,829,831
Outstanding RSUs	4,090,000	—	4,090,000	—

Total	49,392,442	39,829,831	49,392,442	39,829,831